Income Taxes	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Income Taxes

The components of the Company’s net deferred tax asset as of August 31, 2011 and 2010, and the statutory tax rate, the effective tax rate and the valuation allowance are as follows:

	August 31, 2011	August 31, 2010
Net operating losses	6,443,413	6,143,915
Loan loss reserves	6,100,000	6,100,000
	12,543,413	12,243,915
Statutory tax rate	35%	35%
Deferred tax asset	4,390,195	4,285,370
Valuation allowance	(4,390,195)	(4,285,370)
Net deferred tax asset	—	—

The Company has net operating loss carry-forwards for tax purposes of approximately $6,443,000, which begin expiring in 2030. The utilization of the net operating loss carry-forwards cannot be assured.

Deferred income tax reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company provided a valuation allowance of 100% of its net deferred tax asset due to the uncertainty of generating future profits that would allow for the realization of such deferred tax assets.